Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital Common Stock [Member]	Additional Paid-In Capital Preferred Stock [Member]	Revaluation and Other Reserves [Member]	Retained Earnings and OCI Reserves [Member]	Equity Attributable to Equity Holders of the Parent [Member]	Non-controlling Interest [Member]	Total
Beginning balance at Dec. 31, 2014	$ 82,600	$ 42,023	$ 234,567	$ 469,273	$ 24,550	$ 355,671	$ 1,208,684	$ 8,063	$ 1,216,747
Beginning balance (in shares) at Dec. 31, 2014	660,800,003	336,187,285
Changes In Equity [Roll Forward]
Net profit/loss						(154,074)	(154,074)	14,568	(139,506)
Other comprehensive income for the period					(6,156)	69,685	63,529	1,314	64,843
Dividends paid						(67,088)	(67,088)	(3,750)	(70,838)
Sale of minority shareholding						302,938	302,938	(1,549)	301,389
Ending balance at Dec. 31, 2015	$ 82,600	$ 42,023	234,567	469,273	18,394	507,132	1,353,989	18,646	1,372,635
Ending balance (in shares) at Dec. 31, 2015	660,800,003	336,187,285
Changes In Equity [Roll Forward]
Net profit/loss						17,149	17,149	27,037	44,186
Other comprehensive income for the period					8,971	26,123	35,094	169	35,263
Dividends paid						(5,723)	(5,723)	(26,100)	(31,823)
Ending balance at Dec. 31, 2016	$ 82,600	$ 42,023	234,567	469,273	27,365	544,681	1,400,509	19,752	1,420,261
Ending balance (in shares) at Dec. 31, 2016	660,800,003	336,187,285
Changes In Equity [Roll Forward]
Net profit/loss						48,523	48,523	33,509	82,032
Other comprehensive income for the period					31,017	(38,727)	(7,710)	286	(7,424)
Dividends paid						(25,672)	(25,672)	(130,001)	(155,673)
Increase in non-controlling interest								504	504
Ending balance at Dec. 31, 2017	$ 82,600	$ 42,023	$ 234,567	$ 469,273	$ 58,382	$ 528,805	$ 1,415,650	$ (75,950)	$ 1,339,700
Ending balance (in shares) at Dec. 31, 2017	660,800,003	336,187,285